Income Taxes - Reconciliation of the Federal Statutory Tax Rate to Total Provisions (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Taxes computed at statutory rate	21.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	2.52%	1.22%	1.67%
Federal research credit	(0.14%)	(0.24%)	(0.28%)
Domestic manufacturing deduction	(0.00%)	(2.58%)	(2.11%)
Equity in losses of foreign joint venture	0.08%	0.13%	0.27%
Foreign rate differential	(0.07%)	(0.62%)	(1.05%)
Noncontrolling interests	(0.78%)	(1.24%)	(2.81%)
Tax Reform Act	0.18%	(10.01%)	0.00%
Out-of-period correction	(0.00%)	(0.00%)	(0.22%)
Other, net	0.38%	(0.55%)	0.20%
Provision for income taxes	23.17%	21.11%	30.67%